Segments and Geographical Information	6 Months Ended
Jun. 30, 2023
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 7:–	SEGMENTS AND GEOGRAPHICAL INFORMATION

Commencing January 1, 2020 the Company presents its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit.

a.	Information about the operating segments for the six months ended June 30, 2023 and 2022 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2023:

Revenues	$6,948	$15,351	$1,257	$(77)	$23,478

Gross profit	$1,796	$3,253	$20	$-	$5,069

Allocated operating expenses	$1,097	$1,859	$130	$-	$3,086

Acquisition expenses	$-	-	-	-	$-

Unallocated operating expenses	-	-	-	-	$374

Operating Income (loss)	$699	$1,394	$(110)	$-	$1,609

Financial expenses	-	-	-	-	$(343)

Net Income before tax	-	-	-	-	$1,266

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$1,266

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2022:

Revenues	$7,693	$12,873	$572	$-	$21,138

Gross profit	$1,915	$2,575	$(19)	$-	$4,471

Allocated operating expenses	$1,209	$1,585	$271	$-	$3,065

Acquisition expenses	$44	-	-	-	$44

Unallocated operating expenses	-	-	-	-	$361

Operating Income (loss)	$662	$990	$(290)	$-	$1,001

Financial expenses	-	-	-	-	$(529)

Net Income before tax	-	-	-	-	$472

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$472

b.	The following presents total revenues for the six months ended June 30, 2023 and 2022 based on the location of customers:

	June 30,
	2023	2022
	Unaudited

Israel	$19,765	$16,686
Far East	707	1,536
India	1,060	641
Europe	838	399
United States	1,080	1,733
Others	28	143

	$23,478	$21,138